UNITES STATES
                    SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                            FORM 13F

          INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended ________December 31, 2003________________
                        (Please read instructions before preparing form.) If amended report check here:
_________Parnassus Investments______________________________
Name of Institutional Investment Manager

______One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105________
Business Address           (Street)           (City)     (State) (ZIP)

__________Bryant Cherry, Vice President____________(415) 778-0200_____________
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                            ATTENTION
   Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____on the ___10_ dav of___ __February ___, 2004

                                    ____Parnassus Investments_______
                           (Name of Institutional Investment Manager)

             (Manual Signature of Person Duly Authorized to Submit This Report)

-------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
                    |               |           |              |            |                      |       |
      ITEM 1:       |   ITEM 2:     | ITEM 3:   |    ITEM 4:   |   ITEM 5:  |        ITEM 6:       |ITEM
7:|        ITEM 8:
   NAME OF ISSUER   |TITLE OF CLASS | CUSIP     |  FAIR MARKET | SHARES OR  |INVESTMENT  DISCRETION|MANAGER|
VOTING  AUTHORITY
                    |               | NUMBER    |     VALUE    | PRINC. AMT.|  SOLE  SHARED  OTHER |
|SOLE    SHARED    NONE
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------

Broacde Comm CONVERT| CONVERTIBLE   |111621AB4  |     1,803    |   2,000,000|   X                  |
|2000000
2.0% 1/1/07         |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
CIENA CORP. CONVERT | CONVERTIBLE   |171779AA9  |    17,480    |    19000000|   X                  |
|190000~
3.75% Due 2/1/08    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
ETRADE GROUP CONVERT| CONVERTIBLE   |269246AB0  |     2,045    |   2,000,000|   X                  |
|2000000
6%, 2/1/07          |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
LSI Logic CONVERT   | CONVERTIBLE   |502161AE2  |     7,214    |   7,100,000|   X                  |
|7100000
4.0% Due 02/15/05   |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Lam Research CONVERT| CONVERTIBLE   |512807AE8  |     4,717    |   4,602,000|   X                  |
|4602000
4.0% 6/1/06         |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
PMC-SIERRA CONVERT  | CONVERTIBLE   |69344FAB2  |     6,675    |   6,700,000|   X                  |
|6700000
SB NT CV 3.75%06    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
RF MICRO DEV CONVERT| CONVERTIBLE   |749941AB6  |     5,677    |   5,691,000|   X                  |
|5691000
SUB NT CV3.75%05    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
RADISYS CONVERT     | CONVERTIBLE   |750459AB5  |       956    |   1,000,000|   X                  |
|1000000
SUB NT CV 5.5%07    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Transwitch CONVERT  | CONVERTIBLE   |894065AC5  |       747    |     754,875|   X                  |       |
754875
5.45% Due 09/30/07  |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
TriQuint CONVERT    | CONVERTIBLE   |89674KAB9  |     2,880    |   3,000,000|   X                  |
|3000000
4.0% 3/1/07         |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Vitesse CONVERT     | CONVERTIBLE   |928497AB2  |     3,218    |   3,250,000|   X                  |
|3250000
4% 3/15/05          |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Automatic Data Proce| COMMON STOCK  |053015103  |     1,981    |      50,000|   X                  |       |
50000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Apria Healthcare    | COMMON STOCK  |037933108  |     1,424    |      50,000|   X                  |       |
50000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
American Int. Group | COMMON STOCK  |026874107  |     3,314    |      50,000|   X                  |       |
50000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Arthur J. Gallagher | COMMON STOCK  |363576109  |    15,433    |     475,000|   X                  |       |
475000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
AmSouth Bancorp     | COMMON STOCK  |032165102  |     8,575    |     350,000|   X                  |       |
350000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
AGL Resources Inc.  | COMMON STOCK  |001204106  |    13,398    |     460,400|   X                  |       |
460400
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
ATMOS ENERGY        | COMMON STOCK  |049560105  |     2,430    |     100,000|   X                  |       |
100000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Baxter International| COMMON STOCK  |071813109  |     3,815    |     125,000|   X                  |       |
125000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Becton, Dickinson   | COMMON STOCK  |075887109  |     4,114    |     100,000|   X                  |       |
100000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Baldor Electric Co. | COMMON STOCK  |057741100  |     4,570    |     200,000|   X                  |       |
200000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Banta Corporation   | COMMON STOCK  |066821109  |     4,050    |     100,000|   X                  |       |
100000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Bob Evans Farms, Inc| COMMON STOCK  |096761101  |     2,985    |      91,945|   X                  |       |
91945
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Bausch & Lomb Inc.  | COMMON STOCK  |071707103  |       779    |      15,000|   X                  |       |
15000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Calgon Carbon Corp. | COMMON STOCK  |129603106  |       621    |     100,000|   X                  |       |
100000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Cascade Natural Gas | COMMON STOCK  |147339105  |       896    |      42,500|   X                  |       |
42500
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Cisco Systems, Inc. | COMMON STOCK  |17275R102  |     3,644    |     150,000|   X                  |       |
150000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Department 56, Inc  | COMMON STOCK  |249509100  |     2,293    |     175,000|   X                  |       |
175000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Genentech, Inc.     | COMMON STOCK  |368710406  |       936    |      10,000|   X                  |       |
10000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Ennis Business Forms| COMMON STOCK  |293389102  |     1,512    |      98,800|   X                  |       |
98800
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Energen Corporation | COMMON STOCK  |29265N108  |     3,282    |      80,000|   X                  |       |
80000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
ElkCorp             | COMMON STOCK  |287456107  |     2,670    |     100,000|   X                  |       |
100000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Equity Office Proper| COMMON STOCK  |294741103  |    11,460    |     400,000|   X                  |       |
400000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
First Data Corp.    | COMMON STOCK  |319963104  |     1,027    |      25,000|   X                  |       |
25000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
First Health Group  | COMMON STOCK  |320960107  |     2,433    |     125,000|   X                  |       |
125000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Forest Laboratories | COMMON STOCK  |345838106  |       309    |       5,000|   X                  |       |
5000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Cedar Fair, L.P.    | COMMON STOCK  |150185106  |     2,168    |      70,500|   X                  |       |
70500
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
GoldenWest Financial| COMMON STOCK  |381317106  |     1,032    |      10,000|   X                  |       |
10000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Genuine Parts Co.   | COMMON STOCK  |372460105  |     8,300    |     250,000|   X                  |       |
250000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
HCA Inc.            | COMMON STOCK  |404119109  |     4,296    |     100,000|   X                  |       |
100000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
The Home Depot, Inc.| COMMON STOCK  |437076102  |     1,065    |      30,000|   X                  |       |
30000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Health Mgmt Associat| COMMON STOCK  |421933102  |     7,106    |     296,100|   X                  |       |
296100
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
IDACORP, Inc        | COMMON STOCK  |451107106  |       527    |      17,600|   X                  |       |
17600
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Invacare Corporation| COMMON STOCK  |461203101  |       202    |       5,000|   X                  |       |
5000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Invitrogen Corp.    | COMMON STOCK  |46185R100  |    11,550    |     165,000|   X                  |       |
165000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
John Harland        | COMMON STOCK  |412693103  |       273    |      10,000|   X                  |       |
10000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Johnson & Johnson   | COMMON STOCK  |478160104  |    36,162    |     700,000|   X                  |       |
700000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Kinder Morgan, Inc. | COMMON STOCK  |49455P101  |    20,685    |     350,000|   X                  |       |
350000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Knight-Ridder, Inc. | COMMON STOCK  |499040103  |       426    |       5,500|   X                  |       |
5500
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
KeySpan Corporation | COMMON STOCK  |49337W100  |     8,280    |     225,000|   X                  |       |
225000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Longs Drug Stores   | COMMON STOCK  |543162101  |     2,664    |     107,700|   X                  |       |
107700
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
LEE ENTERPRISES     | COMMON STOCK  |523768109  |       218    |       5,000|   X                  |       |
5000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Laboratory Corporati| COMMON STOCK  |50540R409  |    15,800    |     427,600|   X                  |       |
427600
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Lincoln National    | COMMON STOCK  |534187109  |     4,037    |     100,000|   X                  |       |
100000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Lincare Holdings, In| COMMON STOCK  |532791100  |       450    |      15,000|   X                  |       |
15000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Medtronic, Inc.     | COMMON STOCK  |585055106  |     4,861    |     100,000|   X                  |       |
100000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
MDU Resources Group | COMMON STOCK  |552690109  |       357    |      15,000|   X                  |       |
15000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
MedImmune, Inc      | COMMON STOCK  |584699102  |       508    |      20,000|   X                  |       |
20000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
MedQuist Inc.       | COMMON STOCK  |584949101  |     1,390    |      86,535|   X                  |       |
86535
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Mentor Graphics Corp| COMMON STOCK  |587200106  |       727    |      50,000|   X                  |       |
50000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
The McGraw-Hill Co. | COMMON STOCK  |580645109  |     1,748    |      25,000|   X                  |       |
25000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Medco Health Solutio| COMMON STOCK  |58405U102  |       820    |      24,120|   X                  |       |
24120
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Modine Manufacturing| COMMON STOCK  |607828100  |       402    |      14,900|   X                  |       |
14900
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Merck & Co. Inc.    | COMMON STOCK  |589331107  |    21,714    |     470,000|   X                  |       |
470000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
NATIONAL FUEL GAS CO| COMMON STOCK  |636180101  |     2,688    |     110,000|   X                  |       |
110000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Nationwide Financial| COMMON STOCK  |638612101  |     1,157    |      35,000|   X                  |       |
35000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
NiSource Inc.       | COMMON STOCK  |65473P105  |     5,485    |     250,000|   X                  |       |
250000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
New Jersey Resources| COMMON STOCK  |646025106  |     6,162    |     160,000|   X                  |       |
160000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Northwest NaturalGas| COMMON STOCK  |667655104  |     1,771    |      57,600|   X                  |       |
57600
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
ONEOK, Inc.         | COMMON STOCK  |682680103  |     5,873    |     266,000|   X                  |       |
266000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Bank One Corporation| COMMON STOCK  |06423A103  |     3,191    |      70,000|   X                  |       |
70000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Patterson Dental Co.| COMMON STOCK  |703412106  |     6,416    |     100,000|   X                  |       |
100000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Pfizer Inc.         | COMMON STOCK  |717081103  |    44,163    |   1,250,000|   X                  |
|1250000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Peoples Energy Corp | COMMON STOCK  |711030106  |     3,052    |      72,600|   X                  |       |
72600
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Province Healthcare | COMMON STOCK  |743977100  |       835    |      52,200|   X                  |       |
52200
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Regal-Beloit Corp.  | COMMON STOCK  |758750103  |       550    |      25,000|   X                  |       |
25000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
RadiSys Corporation | COMMON STOCK  |750459109  |       644    |      38,200|   X                  |       |
38200
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Ryerson Tull, Inc   | COMMON STOCK  |78375P107  |       973    |      85,000|   X                  |       |
85000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
SBC Communications  | COMMON STOCK  |78387G103  |    11,080    |     425,000|   X                  |       |
425000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Charles Schwab Corp | COMMON STOCK  |808513105  |       592    |      50,000|   X                  |       |
50000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
SLM Corporation     | COMMON STOCK  |78442P106  |     1,130    |      30,000|   X                  |       |
30000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Snap-on Incorporated| COMMON STOCK  |833034101  |     1,838    |      57,000|   X                  |       |
57000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
The St. Paul Co.    | COMMON STOCK  |792860108  |     6,939    |     175,000|   X                  |       |
175000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
THE STANDARD REGISTE| COMMON STOCK  |853887107  |       587    |      34,900|   X                  |       |
34900
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Sunoco, Inc         | COMMON STOCK  |86764P109  |       205    |       4,000|   X                  |       |
4000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
The Stanley Works   | COMMON STOCK  |854616109  |       424    |      11,200|   X                  |       |
11200
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Sybron Dental       | COMMON STOCK  |871142105  |     2,108    |      75,000|   X                  |       |
75000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Teleflex Incorporate| COMMON STOCK  |879369106  |       483    |      10,000|   X                  |       |
10000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Target Corporation  | COMMON STOCK  |87612E106  |     4,800    |     125,000|   X                  |       |
125000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
UGI Corporation     | COMMON STOCK  |902681105  |     2,543    |      75,000|   X                  |       |
75000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
UnitedHealth Group  | COMMON STOCK  |91324P102  |     1,745    |      30,000|   X                  |       |
30000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Vectren Corporation | COMMON STOCK  |92240G101  |     1,092    |      44,300|   X                  |       |
44300
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Verizon             | COMMON STOCK  |92343V104  |     4,385    |     125,000|   X                  |       |
125000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
WD-40 Company       | COMMON STOCK  |929236107  |     2,377    |      67,234|   X                  |       |
67234
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Wells Fargo & Co.   | COMMON STOCK  |949746101  |     3,239    |      55,000|   X                  |       |
55000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Wellman, Inc.       | COMMON STOCK  |949702104  |     1,747    |     171,100|   X                  |       |
171100
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
GRAND TOTAL:        |               |           |   439,400,039|            |                      |       |
